Leases (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Balance Sheet Information of Leases
Supplemental balance sheet information related to leases was as follows (in thousands):
	As of December 31,
Reported as:	2019	2020
Assets:
Operating lease right of use assets (included in Other assets)	$43	$571
Liabilities:
Operating lease liabilities, current portion (included in Accrued expenses and other current liabilities)	$11	$242
Operating lease liabilities, non-current (included in Other non-current liabilities)	27	355
Total operating lease liabilities	$38	$597

Supplemental Information, Operating Lease
Supplemental information related to operating leases was as follows (in thousands):
	As of December 31,
	2019	2020
Cash payments for operating leases	$38	$140
New operating lease assets obtained in exchange for operating lease liabilities	$42	$672

Future Minimum Lease Payments under Non-cancelable Operating Leases
Future minimum lease payments under non-cancelable operating leases as of December 31, 2020 are as follows (in thousands):
2021	$266
2022	241
2023	128
Total future lease payments	$635
Less imputed interest	(38)
Total lease liability	$597